Financial Assets and Financial Liabilities_Information About Fair Value Measurements Using Unobservable Inputs Liablities(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 11,284,577	₩ 8,751,948
Derivative linked securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 10,873,383	₩ 8,687,892
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black Scholes-Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation, the higher the fair value fluctuation	The higher the absolute value of correlation, the higher the fair value fluctuation
Derivative linked securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	1.00%	1.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	(49.00%)	(13.42%)
Derivative linked securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	115.00%	52.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	90.11%	90.24%
Stock and index
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 240,817	₩ 14,796
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	DCF Model, Closed Form, Monte Carlo Simulation, FDM
Relationship Of Volatility Of The Underlying Asset		The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation, the higher the fair value fluctuation	The higher the correlation, the higher the fair value fluctuation
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation
Stock and index | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities		1.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	4.27%	7.00%
Volatility Unobservable Inputs Liabilities	2.00%
Stock and index | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities		33.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	70.17%	67.00%
Volatility Unobservable Inputs Liabilities	54.00%
Others
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value	₩ 170,377	₩ 49,190
Valuation techniques	Monte Carlo Simulation, Hull and White Model, DCF Model, Closed form formula	DCF Model, Closed Form, Monte Carlo Simulation, Hull and White Model, Option Model
Relationship Of Volatility Of The Underlying Asset		The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation, the higher the fair value fluctuation	The higher the correlation, the higher the fair value fluctuation
Relationship Of Volatility Of TheInterest Rate	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Volatility Of the Stock Price	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation
Others | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities		1.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	(49.00%)	25.00%
Volatility Of The Stock Price Unobservable Inputs Liabilities	20.85%	15.84%
Volatility Of The Interest Rate Unobservable Inputs Liabilities	0.69%	0.47%
Discount Rate Unobservable Inputs Liabilities	2.19%	2.57%
Volatility Unobservable Inputs Liabilities	1.00%
Others | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities		49.00%
Correlation Between Underlying Asset Unobservable Inputs Liabilities	90.11%	90.00%
Volatility Of The Stock Price Unobservable Inputs Liabilities	20.85%	15.84%
Volatility Of The Interest Rate Unobservable Inputs Liabilities	0.69%	0.47%
Discount Rate Unobservable Inputs Liabilities	2.26%	2.69%
Volatility Unobservable Inputs Liabilities	115.00%
Interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value		₩ 70
Valuation techniques		DCF Model, Closed Form, FDM, Monte Carlo Simulation, Tree Model
Relationship Of Volatility Of The Underlying Asset		The higher the volatility, the higher the fair value fluctuation
Interest rate | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities		2.64%
Interest rate | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities		2.64%